INCOME TAX BENEFIT (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense	The table below sets forth information related to our income tax expense:

	Six months ended June 30,		Change
(In thousands of U.S. dollars, except percentage)	2024	2023
Income tax benefit	(2,353)	(4,509)	2,156
Effective tax rate	15.4%	10.9%	4.5%